Non-current assets held-for-sale	12 Months Ended
Dec. 31, 2021
Non-current assets held-for-sale
Non-current assets held-for-sale
16	Non-current assets held-for-sale

	12/31/2021	12/31/2020
Real Estate	129,793	119,929
Total	129,793	119,929

The balance of non-current assets held-for-sale comprises assets originally received as collateral for loans and advances to customers, which were repossessed. Non-current assets held-for-sale are normally sold at auctions, which usually occur within one year.